PGIM Total Return Bond ETF

Schedule of Investments (unaudited)

as of May 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.3%
ASSET-BACKED SECURITIES 18.0%

Automobile ABS 0.1%
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 144A	2.630%		06/25/26	100	$93,361

Collateralized Loan Obligations 15.7%
Anchorage Capital CLO 25 Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390%	1.631	(c)	04/20/35	500	480,185
ArrowMark Colorado Holdings (Cayman Islands), Series 2018-3A, Class A1R, 144A, 3 Month LIBOR + 1.210%	2.394	(c)	01/25/35	500	480,277
Atlas Senior Loan Fund XIV (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160%	1.410	(c)	07/20/32	500	487,512
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class AR, 144A, 3 Month LIBOR + 1.160%	2.258	(c)	10/21/34	500	483,914
Series 2022-1A, Class A1, 144A, 3 Month Term SOFR + 1.320%	2.219	(c)	04/18/35	250	242,313
Barings CLO Ltd. (Cayman Islands), Series 2020-2A, Class AR, 144A, 3 Month LIBOR + 1.010%	2.054	(c)	10/15/33	250	244,299
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170%	2.354	(c)	01/25/35	1,000	967,518
Battalion CLO XI Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.334	(c)	04/24/34	1,000	961,312
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	2.063	(c)	07/20/29	180	178,740
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.144	(c)	04/15/32	1,000	982,476
Carlyle C17 CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	2.316	(c)	04/30/31	250	245,681
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	2.014	(c)	04/17/31	249	244,372
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095%	1.348	(c)	01/25/33	500	488,275
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	2.246	(c)	01/22/31	750	741,811
Crown City CLO II (Cayman Islands), Series 2020-2A, Class A1AR, 144A, 3 Month Term SOFR + 1.340%	2.191	(c)	04/20/35	250	241,867

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Crown Point CLO 11 Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120%	1.366%(c)	01/17/34	500	$483,940
Generate CLO 4 Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090%	2.153 (c)	04/20/32	250	245,625
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	2.054 (c)	04/15/31	250	245,000
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140%	2.203 (c)	04/20/34	300	292,374
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	2.214 (c)	04/25/31	249	244,909
Series 2015-2RA, Class A1, 144A, 3 Month LIBOR + 1.370%	2.414 (c)	01/16/33	250	244,372
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.224 (c)	01/15/31	250	246,431
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170%	2.233 (c)	07/20/34	500	486,269
Northwoods Capital 22 Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month Term SOFR + 1.450%	2.850 (c)	09/01/31	750	748,623
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R2, 144A, 3 Month Term SOFR + 1.250%	1.300 (c)	01/15/33	250	249,298
OZLM XVIII Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020%	2.064 (c)	04/15/31	250	244,519
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 144A, 3 Month LIBOR + 1.100%	2.144 (c)	07/16/31	500	493,139
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-2A, Class A1R, 144A, 3 Month LIBOR + 1.180%	2.224 (c)	10/15/34	500	481,802
Sixth Street CLO XVI Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320%	2.383 (c)	10/20/32	1,000	986,409
TCW CLO Ltd. (Cayman Islands), Series 2019-2A, Class A1R, 144A, 3 Month Term SOFR + 1.280%	2.131 (c)	10/20/32	250	245,092
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	2.214 (c)	10/25/28	73	72,175
Venture 43 CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240%	2.284 (c)	04/15/34	250	241,377

				13,721,906

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Other ABS 2.2%
AlbaCore Euro CLO IV DAC (Ireland), Series 4A, Class B1, 144A, 3 Month EURIBOR + 2.600%^	2.600%(c)	07/15/35	500	$525,855
CVC Cordatus Loan fund XXIII DAC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300%	2.300 (c)	04/25/36	250	256,847
Madison Park Euro Funding XIV DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800%	0.800 (c)	07/15/32	250	262,654
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	150	144,493
Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440	03/08/28	100	94,700
Regional Management Issuance Trust, Series 2022-1, Class A, 144A	3.070	03/15/32	100	97,409
Trinitas Euro CLO II DAC (Ireland), Series 2A, Class CR, 144A, 3 Month EURIBOR + 3.750%	3.750 (c)	04/15/35	500	536,775

				1,918,733

TOTAL ASSET-BACKED SECURITIES

(cost $16,100,148)				15,734,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB	0.587 (cc)	02/15/50	8,410	215,174
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	421,694
Series 2021-BN38, Class A4	2.275	12/15/64	250	214,596
BBCMS Mortgage Trust,
Series 2020-C7, Class XB	0.987 (cc)	04/15/53	1,019	68,433
Series 2022-C14, Class A4	2.692	02/15/55	200	178,218
Series 2022-C15, Class A5	3.662 (cc)	04/15/55	250	240,949
Bellemeade Re Ltd. (Bermuda), Series 2019-2A, Class M2, 144A, 1 Month LIBOR + 3.100%	4.106 (c)	04/25/29	200	194,168
Benchmark Mortgage Trust,
Series 2020-B19, Class A1	0.628	09/15/53	475	457,709
Series 2020-B21, Class A5	1.978	12/17/53	825	700,641
Series 2021-B31, Class A4	2.420	12/15/54	500	435,566
BMO Mortgage Trust, Series 2022-C1, Class A5	3.374 (cc)	02/15/55	200	186,964
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000%	2.875 (c)	10/15/36	255	246,356
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650%	3.525 (c)	10/15/36	340	326,362
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820%	3.695 (c)	12/15/38	150	141,741
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	250	209,557
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	460,469
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250%	6.834 (c)	03/25/42	15	14,784

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250%	5.834%(c)	03/25/42	20	$18,926
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 144A, 1 Month LIBOR + 2.650%	3.525 (c)	05/15/36	900	863,880
CSMC OA LLC, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	239,041
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 144A, 30 Day Average SOFR + 2.900%	3.484 (c)	04/25/42	110	106,419
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550%	4.425 (c)	10/15/36	180	168,724
GS Mortgage Securities Trust,
Series 2021-GSA3, Class A4	2.369	12/15/54	200	173,675
Series 2021-GSA3, Class XB	0.625 (cc)	12/15/54	2,000	105,617
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390%	4.265 (c)	06/15/38	150	140,237
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601%	3.476 (c)	04/15/38	369	348,609
One New York Plaza Trust,
Series 2020-1NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.825 (c)	01/15/36	600	584,508
Series 2020-1NYP, Class AJ, 144A, 1 Month LIBOR + 1.250%	2.125 (c)	01/15/36	310	302,237
Series 2020-1NYP, Class B, 144A, 1 Month LIBOR + 1.500%	2.375 (c)	01/15/36	175	170,618
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $8,434,526)				7,935,872

CORPORATE BONDS 36.1%
Aerospace & Defense 0.5%
Boeing Co. (The), Sr. Unsec’d. Notes	3.900	05/01/49	275	208,546
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	75	68,728
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	175	152,363

				429,637

Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	2.450	02/04/32	370	298,271
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	180	175,340
Gtd. Notes, 144A	3.950	06/15/25	160	158,648

				632,259

Airlines 0.3%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	220	229,296

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	50	$42,644

Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	50	41,254
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.271	01/09/27	200	192,017
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	230	235,736

				469,007

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes	5.000	10/01/29	50	44,664

Banks 8.6%
Bank of America Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.664%	4.300 (c)	01/28/25(rr)	190	174,839
Sr. Unsec’d. Notes, SOFR + 1.220%	2.651 (c)	03/11/32	1,195	1,042,082
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, SOFR + 1.004%	1.323 (c)	01/13/27	630	563,726
Citigroup, Inc.,
Jr. Sub. Notes, 5 Year CMT + 3.417%	3.875 (c)	02/18/26(rr)	40	35,584
Sr. Unsec’d. Notes, SOFR + 1.146%	2.666 (c)	01/29/31	880	775,357
Sr. Unsec’d. Notes, SOFR + 2.086%	4.910 (c)	05/24/33	100	102,697
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, 1 Year CMT + 1.450%	3.773 (c)	03/28/25	220	218,334
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, SOFR + 1.219%	2.311 (c)	11/16/27	470	416,445
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, 5 Year CMT + 2.949%	4.125 (c)	11/10/26(rr)	55	48,660
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.301%	4.223 (c)	05/01/29	835	829,591
JPMorgan Chase & Co.,
Jr. Sub. Notes, SOFR + 3.125%	4.600 (c)	02/01/25(rr)	190	171,077
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739 (c)	10/15/30	1,340	1,211,284
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, SOFR + 1.143%	2.699 (c)	01/22/31	785	704,410
Sr. Unsec’d. Notes, SOFR + 1.290%	2.943 (c)	01/21/33	55	49,071
Sub. Notes, GMTN	4.350	09/08/26	290	293,657
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, 1 Year CMT + 1.300%	2.797 (c)	01/19/28	400	364,292
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	2.362 (c)	05/12/26	200	200,514
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN, SOFR + 1.432%	2.879 (c)	10/30/30	395	359,874

				7,561,494

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	155	154,760

Building Materials 0.8%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	270	241,412

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Griffon Corp., Gtd. Notes	5.750%	03/01/28	50	$48,261
Owens Corning, Sr. Unsec’d. Notes	3.875	06/01/30	270	256,063
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	100	93,351
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	67,633

				706,720

Chemicals 0.7%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	195	200,723
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	50	49,687
LYB International Finance BV (Netherlands), Gtd. Notes	5.250	07/15/43	140	141,887
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	30	26,029
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24	200	200,860

				619,186

Commercial Services 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	75	74,425
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	250	243,289
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	100	100,230
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	62,819
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	252	225,915
RELX Capital, Inc., Gtd. Notes	4.750	05/20/32	45	46,319
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	25	20,980
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	44,929
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/22	80	71,231

				890,137

Distribution/Wholesale 0.3%
Ferguson Finance PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.650	04/20/32	200	196,878
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	43,589

				240,467

Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	250	255,133
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	180	147,887
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	25	22,408
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	50	50,846
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A	6.150	12/06/28	200	211,947

				688,221

Electric 1.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	66,084
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	50	44,572

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688%	05/15/29	200	$185,100
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	6.750	08/06/23	200	196,527
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	44,416
Gtd. Notes, 144A	3.875	02/15/32	50	43,999
Pacific Gas & Electric Co., First Mortgage	3.500	08/01/50	150	106,872
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	220	210,224
Sempra Energy, Jr. Sub. Notes, 5 Year CMT + 2.868%	4.125 (c)	04/01/52	180	157,005
Southern California Edison Co., First Mortgage	3.450	02/01/52	45	35,311
Southern Co. (The), Jr. Sub. Notes	5.113	08/01/27	60	61,714
Vistra Corp., Jr. Sub. Notes, 144A, 5 Year CMT + 5.740%	7.000 (c)	12/15/26(rr)	25	24,035
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29	50	46,634
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.600	06/01/32	50	51,354

				1,273,847

Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	50	49,784

Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	187,281

Entertainment 0.6%
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	50	50,193
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	45	40,653
Gtd. Notes, 144A	5.141	03/15/52	195	174,457
Gtd. Notes, 144A	5.391	03/15/62	25	22,379
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	40,918
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	150	152,591

				481,191

Food 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500	03/15/29	50	43,601
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	218	209,453
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	50	47,144
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	6.500	04/15/29	180	182,371
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	69,552

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32	25	$23,072
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	200	215,897
Pilgrim’s Pride Corp., Gtd. Notes, 144A	3.500	03/01/32	50	43,800
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	65,823

				900,713

Gas 0.1%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52	110	112,150

Healthcare-Products 0.3%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	192	195,366
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	25	22,570
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	25	22,145

				240,081

Healthcare-Services 0.8%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	200	173,637
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	75	70,064
MEDNAX, Inc., Gtd. Notes, 144A	5.375	02/15/30	25	22,038
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	130	134,254
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	150	155,876
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	92,386
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28	50	48,800

				697,055

Home Builders 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	43,048
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	75	70,290
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	125	101,810
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	50,991
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	44,858
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	45,792
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	42,828

				399,617

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	50	41,868

Insurance 0.6%
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	4.400	04/05/52	150	134,728

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	3.375%	03/03/31	175	$156,758
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	245	247,700

				539,186

Internet 0.3%
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	250	250,405

Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	180	167,589

Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	50	50,840
MGM Resorts International, Gtd. Notes	4.750	10/15/28	75	68,262

				119,102

Machinery-Diversified 0.2%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	215	215,965

Media 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	44,002
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	175	174,832
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	20,737
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	100	86,142
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	415	310,206
CSC Holdings LLC,
Gtd. Notes, 144A	6.500	02/01/29	400	393,439
Sr. Unsec’d. Notes	5.875	09/15/22	50	50,326
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	50	35,329
Gtd. Notes	5.875	07/15/22	50	50,086
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43	140	117,742
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	206	225,291

				1,508,132

Mining 1.1%
Freeport-McMoRan, Inc., Gtd. Notes	5.400	11/14/34	210	215,064
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25	200	200,920
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	230	232,516
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	250	215,044
Gtd. Notes	2.600	07/15/32	40	34,502
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	100	108,328

				1,006,374

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office & Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670%	12/01/26	220	$202,408

Oil & Gas 2.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	150	121,046
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	50	51,320
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	250	252,257
Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28	145	150,791
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29	190	180,367
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	6.875	04/29/30	30	30,238
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	76,587
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	70	66,448
Sr. Sec’d. Notes, 144A	5.375	03/30/28	40	37,237
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	100	87,470
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	24,315
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	25	24,356
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31	200	175,764
Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	270	279,795
Petrobras Global Finance BV (Netherlands), Gtd. Notes	5.600	01/03/31	50	49,343
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	100	91,304
Gtd. Notes	5.350	02/12/28	100	88,364
Gtd. Notes	6.500	03/13/27	200	191,460
Gtd. Notes	6.500	01/23/29	100	90,263
Gtd. Notes, EMTN	4.875	02/21/28	130	123,326
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31	190	161,878
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	201,814

				2,555,743

Packaging & Containers 0.6%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	215	197,657
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	45,187
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	49,659
Verallia SA (France), Gtd. Notes	1.625	05/14/28	200	191,092

				483,595

Pharmaceuticals 1.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	405	377,404
Bausch Health Cos., Inc. (Canada), Gtd. Notes, 144A	6.250	02/15/29	50	31,168
Cigna Corp., Sr. Unsec’d. Notes	3.200	03/15/40	360	297,118
CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	195	148,251

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900%	12/10/61	190	$144,200
Shire Acquisitions Investments Ireland DAC (Ireland), Gtd. Notes	3.200	09/23/26	340	332,498
Viatris, Inc., Gtd. Notes	3.850	06/22/40	190	147,733

				1,478,372

Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	150	158,755
Energy Transfer LP,
Jr. Sub. Notes, 5 Year CMT + 5.306%	7.125 (c)	05/15/30(rr)	85	75,638
Sr. Unsec’d. Notes	5.400	10/01/47	205	189,323
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,000
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,000
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	80	73,225
Sr. Unsec’d. Notes	5.200	03/01/47	155	148,485
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	230	194,555
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.150	06/01/42	100	88,583
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	69,690
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	60	57,077
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	2.600	03/15/31	325	281,821

				1,387,152

Real Estate 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	30	30,118
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	50	44,461

				74,579

Real Estate Investment Trusts (REITs) 2.8%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	215	202,166
Corporate Office Properties LP, Gtd. Notes	2.750	04/15/31	175	147,057
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	75	58,970
Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	205	197,207
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	85	71,550
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	175	173,453
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	205	169,387
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	235	206,339
Gtd. Notes	4.200	04/15/32	120	113,009
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	775	795,476
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	90	89,136

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/15/28	260	$259,851

				2,483,601

Regional (state/province) 0.1%
Brazil Minas SPE via State of Minas Gerais (Cayman Islands)	5.333	02/15/28	120	120,398

Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29	25	22,975
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	231	238,127
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	50	35,593
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	75	73,174
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	46,416

				416,285

Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	315	257,665

Telecommunications 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.550	09/15/55	415	331,266
T-Mobile USA, Inc., Sr. Sec’d. Notes	2.550	02/15/31	685	594,446
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	355	352,324

				1,278,036

Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	01/15/53	20	19,889

TOTAL CORPORATE BONDS

(cost $34,329,569)				31,656,555

MUNICIPAL BONDS 0.3%
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	45	36,533
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/22	100	92,661

				129,194

Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	93,904

TOTAL MUNICIPAL BONDS

(cost $240,000)				223,098

SOVEREIGN BONDS 0.8%
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29	150	142,235

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900%	02/14/27	150	$146,758
Sr. Unsec’d. Notes	1.100	03/12/33	100	83,508
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	1.750	07/13/30	160	135,100
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	3.125	05/15/27	200	195,146
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/24	100	39,144
TOTAL SOVEREIGN BONDS

(cost $901,138)				741,891

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.9%
Federal National Mortgage Assoc.	3.000	TBA	750	712,890
Federal National Mortgage Assoc.	3.500	TBA	1,500	1,466,079
Federal National Mortgage Assoc. Pool	3.000	12/01/51	503	480,343
Federal National Mortgage Assoc. Pool	3.000	03/01/52	498	474,741
Federal National Mortgage Assoc. Pool	3.500	02/01/52	501	491,776
Federal National Mortgage Assoc. Pool	4.000	05/01/52	1,250	1,250,804
Freddie Mac Pool	3.000	02/01/52	497	473,962
Government National Mortgage Assoc. II Pool	3.000	08/20/51	749	723,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

(cost $6,033,210)				6,074,552

U.S. TREASURY OBLIGATIONS 28.1%
U.S. Treasury Bonds	1.875	11/15/51	650	495,625
U.S. Treasury Bonds	2.000	11/15/41	2,830	2,299,817
U.S. Treasury Bonds	2.250	02/15/52	205	171,559
U.S. Treasury Bonds	2.375	02/15/42	3,335	2,890,507
U.S. Treasury Bonds	2.375	05/15/51	190	163,133
U.S. Treasury Notes	0.375	01/31/26	2,715	2,485,922
U.S. Treasury Notes	0.750	12/31/23	110	107,216
U.S. Treasury Notes	0.750	03/31/26	6,615	6,121,976
U.S. Treasury Notes	1.125	01/15/25	195	187,337
U.S. Treasury Notes(k)	1.250	11/30/26	160	149,388
U.S. Treasury Notes(k)	1.250	12/31/26	3,570	3,327,630
U.S. Treasury Notes	1.875	02/28/27	2,575	2,466,971
U.S. Treasury Notes	2.625	05/31/27	875	867,207
U.S. Treasury Notes	2.750	05/31/29	470	466,328
U.S. Treasury Notes	2.875	05/15/32	1,465	1,467,518
U.S. Treasury Strips Coupon(k)	2.424(s)	11/15/41	1,880	963,720
TOTAL U.S. TREASURY OBLIGATIONS

(cost $26,060,434)				24,631,854

TOTAL LONG-TERM INVESTMENTS
(cost $92,099,025)				86,997,822

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENT 5.6%
TIME DEPOSITS 0.0%
Brown Brothers Harriman (Cayman Islands)	0.420%	06/01/22	-(r)	$1
Citibank NA (United Kingdom)	(0.780)	06/01/22	12	12,346
Sumitomo Mitsui Banking Corp. (Japan)	0.400	06/01/22	1	870
TOTAL TIME DEPOSITS

(cost $13,217)				13,217

			Shares	Value
UNAFFILIATED MUTUAL FUND 5.6%
Dreyfus Government Cash Management (cost $4,897,337)			4,897,337	4,897,337

TOTAL SHORT-TERM INVESTMENTS
(cost $4,910,554)				4,910,554

TOTAL INVESTMENTS 104.9%
(cost $97,009,579)				91,908,376
Liabilities in excess of other assets (4.9)%				(4,288,685)

NET ASSETS 100.0%				$87,619,691

Below is a list of the abbreviation(s) used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A-Annual payment frequency for swaps

CDX-Credit Derivative Index

CLO-Collateralized Loan Obligation

CMT-Constant Maturity Treasury

EMTN-Euro Medium Term Note

EURIBOR-Euro Interbank Offered Rate

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

OTC-Over-the-counter

Q-Quarterly payment frequency for swaps

S-Semiannual payment frequency for swaps

SOFR-Secured Overnight Financing Rate

SONIA-Sterling Overnight Index Average

Strips-Separate Trading of Registered Interest and Principal of Securities

TBA-To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $525,855 and 0.60% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at May 31, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
64	2 Year U.S. Treasury Notes	Sep. 2022	$13,510,500	$16,773
22	5 Year U.S. Treasury Notes	Sep. 2022	2,484,969	(4,378)
32	10 Year U.S. Treasury Notes	Sep. 2022	3,822,500	(11,841)
26	U.S. Ultra Bond	Sep. 2022	4,049,500	(14,624)

				(14,070)

	Short Positions:
1	5 Year Euro-Bobl	Jun. 2022	135,793	3,575
4	5 Year Euro-Bobl	Sep. 2022	537,720	880
4	10 Year Euro-Bund	Sep. 2022	652,418	15
1	Euro Schatz Index	Sep. 2022	117,441	(5)
5	U.S. Long Bond	Sep. 2022	697,188	1,101
5	U.S. Ultra 10-Year Notes	Sep. 2022	642,422	(922)

				4,644

				$(9,426)

Forward foreign currency exchange contracts outstanding at May 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	Bank of America NA	GBP 35	$43,045	$44,533	$1,488	$–
Expiring 06/06/22	BNP Paribas SA	GBP 535	669,053	674,516	5,463	–

Euro,
Expiring 06/02/22	Bank of America NA	EUR 41	42,886	44,346	1,460	–
Expiring 06/02/22	Toronto-Dominion Bank	EUR 3,102	3,328,781	3,330,301	1,520	–

			$4,083,765	$4,073,834	$9,931	$–

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	Bank of America NA	GBP 169	$213,299	$207,786	$–	$(5,513)
Expiring 07/05/22	BNP Paribas SA	GBP 535	674,648	669,193	–	(5,455)
Expiring 06/06/22	Toronto-Dominion Bank	GBP 401	505,750	510,706	4,956	–

Euro,
Expiring 06/02/22	Bank of America NA	EUR 499	535,433	532,380	–	(3,053)
Expiring 06/02/22	Bank of America NA	EUR 500	536,775	528,314	–	(8,461)
Expiring 06/02/22	BNP Paribas SA	EUR 1,903	2,042,712	2,045,172	2,460	–
Expiring 06/02/22	BNP Paribas SA	EUR 242	259,728	256,658	–	(3,070)
Expiring 07/05/22	Toronto-Dominion Bank	EUR 3,102	3,336,397	3,334,498	–	(1,899)

			$8,104,742	$8,084,707	$7,416	$(27,451)

					$17,347	$(27,451)

Credit default swap agreements outstanding at May 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022 (4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Sell Protection(2):
CDX.NA.HY.B.37-V1	12/20/26	5.000%(Q)	3,000	4.29%	$163,738	$110,459	$(53,279)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at May 31, 2022:

Notional Amount(000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
176	05/08/27	1.050%(S)	SONIA(1)(A)	$(1,466)	$10,011	$11,477
151	05/08/32	1.150%(S)	SONIA(1)(A)	7,729	13,301	5,572

				$6,263	$23,312	$17,049

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).